                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-02258
                                   ---------
                       Investment Company Act File Number

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                   (Registrant's Telephone Number, Including
                                   Area Code)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                                 March 31, 2007
                                 --------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND AS OF MARCH 31, 2007 PORTFOLIO OF INVESTMENTS (UNAUDITED)

SECURITY                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS

COMMON STOCKS -- 97.4%

Argentina -- 1.5
---------------------------------------------------------------------------------------------------------
Banco Macro Bansud SA (Class 'B' Shares)                                       130,676     $      442,434
Banco Macro SA (Class 'B' Shares) (ADR)                                         13,200            448,008
BBVA Banco Frances SA                                                           67,312            276,736
BBVA Banco Frances SA (ADR)                                                     20,300            253,141
Cresud SA (ADR)                                                                 39,000            800,670
Grupo Financiero Galicia SA (Class 'B' Shares)(a)                              263,448            275,235
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                         77,000            802,340
IRSA Inversiones y Representaciones SA(a)                                      119,544            227,427
IRSA Inversiones y Representaciones SA (GDR)(a)                                 16,700            319,471
Ledesma SAAI                                                                   259,501            162,332
Molinos Rio de la Plata SA (Class 'B' Shares)(a)                                92,923            116,856
Petrobras Energia Participaciones SA(a)                                        134,218            136,761
Petrobras Energia Participaciones SA (ADR)(a)                                   35,000            364,000
Siderar SAIC                                                                    75,100            513,380
Telecom Argentina SA (Class 'B' Shares)(a)                                     229,824            967,095
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                64,800          1,382,832
Tenaris SA                                                                     287,701          6,503,133
Transportadora de Gas del Sur SA(a)                                            252,923            316,434
Transportadora de Gas del Sur SA (ADR)(a)                                       10,000             65,200
---------------------------------------------------------------------------------------------------------
                                                                                           $   14,373,485
---------------------------------------------------------------------------------------------------------

Botswana -- 0.3
---------------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                         284,600     $      671,656
Sefalana Holding Co.                                                            99,100            361,517
Standard Chartered Bank of Botswana                                            488,210          1,546,649
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,579,822
---------------------------------------------------------------------------------------------------------

Brazil -- 6.2
---------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                 3,831,800     $      119,861
AES Tiete SA (PFD Shares)                                                    4,679,000            148,649
All America Latina Logistica (PFD Shares)                                       59,000            720,342
American Banknote SA                                                            19,000            171,799
Aracruz Celulose SA (PFD Shares)                                                63,000            329,164
Banco Bradesco SA                                                               40,000            810,362
Banco Bradesco SA (PFD Shares)                                                 126,480          2,596,364
Banco Itau Holding Financeira SA (PFD Shares)                                   65,200          2,291,241
Bombril SA (PFD Shares)(a)                                                     100,000            615,836
Brasil Telecom Participacoes SA                                              9,400,000            190,665
Brasil Telecom Participacoes SA (PFD Shares)                                40,919,700            369,997
Brasil Telecom SA (PFD Shares)                                              42,212,446            221,791
Braskem SA (PFD Shares)                                                         16,000            118,944
Centrais Eletricas Brasileiras SA                                           22,000,000            493,548
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFD Shares)           17,191,100            376,423
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)              7,178,255            210,506
Cia Brasileira de Petroleo Ipiranga                                             11,500            141,361
Cia de Bebidas das Americas (PFD Shares)                                     6,923,755          3,840,857
Cia de Companhia de Concessoes Rodoviarias (CCR)                                40,000            537,048
Cia de Saneamento Basico do Estado de Sao Paulo                              2,900,000            391,911
Cia Energetica de Minas Gerais                                               2,595,700            127,616
Cia Energetica de Minas Gerais (PFD Shares)                                 19,182,000            946,912
Cia Energetica de Sao Paulo (PFD Shares)(a)                                 23,500,000            321,603
Cia Paranaense de Energia - Copel (PFD Shares)                              18,000,000            211,144
Cia Siderurgica Nacional SA (CSN)                                               20,100            872,867
Cia Vale do Rio Doce                                                            94,700          3,531,579
Cia Vale do Rio Doce (PFD Shares)                                              164,146          5,166,668
Contax Participacoes SA                                                          7,000             10,264
Contax Participacoes SA (ADR)                                                   26,608             23,947
Contax Participacoes SA (PFD Shares)                                           151,000            142,439
CPFL Energia SA                                                                 15,000            212,977
Cyrela Brazil Realty SA                                                         20,824            194,602
Duratex SA (PFD Shares)                                                         45,600            905,982
EDP-Energias do Brasil SA                                                       16,600            245,024
Eletropaulo Metropolitana SA (PFD Shares)(a)                                 5,767,190            270,601
Embratel Participacoes SA(a)                                                37,424,000            109,016
Embratel Participacoes SA (PFD Shares)                                      67,000,000            197,136
Empresa Brasileira de Aeronautica SA                                           275,351          3,161,288
Gerdau SA (PFD Shares)                                                          39,400            727,148
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                  14,000            429,716
Investimentos Itau SA (PFD Shares)                                             682,925          3,838,532
Klabin SA (PFD Shares)                                                          47,000            130,938
Localiza Rent a Car SA                                                           6,500            200,305
Lojas Americanas SA (PFD Shares)                                            28,835,940          1,832,196
Lojas Renner SA                                                                 29,000            378,446
Lupatech SA(a)                                                                  13,700            247,015
Marcopolo SA (PFD Shares)                                                       46,300            141,434
Metalurgica Gerdau SA (PFD Shares)                                              15,700            371,398
Natura Cosmeticos SA                                                            35,000            396,872
Net Servicos de Comunicacao SA (PFD Shares)(a)                                 109,407          1,490,844
Perdigao SA                                                                     24,508            330,606
Petroleo Brasileiro SA                                                         137,600          3,479,679
Petroleo Brasileiro SA (ADR)                                                    46,850          4,186,047
Petroleo Brasileiro SA (PFD Shares)                                             22,900            516,425
Randon Participacoes SA (PFD Shares)                                            63,700            392,287
Sadia SA (PFD Shares)                                                          172,000            659,922
Souza Cruz SA                                                                   18,700            379,301
Suzano Papel e Celulose SA                                                      20,000            190,616
Tam SA (PFD Shares)                                                             12,600            336,801
Tele Norte Leste Participacoes SA                                               11,200            326,803
Tele Norte Leste Participacoes SA (PFD Shares)                                  24,000            334,897
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                            26,608            368,255
Telemar Norte Leste SA (PFD Shares)                                              9,000            186,070
Telemig Celular Participacoes SA (PFD Shares)                               54,600,600            103,811
Telesp Telecomunicacoes de Sao Paulo SA                                          5,050            113,539
Telesp Telecomunicacoes de Sao Paulo SA (PFD Shares)                             7,313            182,003
Tim Participacoes SA                                                        30,104,900            156,704
Tim Participacoes SA (PFD Shares)                                          148,232,000            485,413
Totvs SA                                                                        11,000            295,699
Tractebel Energia SA                                                            16,300            143,402
Ultrapar Participacoes SA (PFD Shares)                                           5,000            148,827
Unibanco-Uniao de Bancos Brasileiros SA                                        136,446          1,213,076
Usinas Siderurgicas de Minas Gerais SA                                           4,600            269,570
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                             14,000            682,757
Vivo Participacoes SA (PFD Shares)(a)                                          100,000            349,951
Votorantim Celulose e Papel SA (PFD Shares)                                     12,400            228,970
Weg SA (PFD Shares)                                                            130,700            990,151
---------------------------------------------------------------------------------------------------------
                                                                                           S   58,584,760
---------------------------------------------------------------------------------------------------------
Bulgaria -- 0.1
---------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc                                                       19,550     $      212,861
Bulgarian Telecommunications Co.                                                32,300            277,830
Bulgartabak Holding                                                              3,450             81,232
Doverie Holding AD                                                              37,500            191,392
Insurance & Reinsurance Co., DZI AD(a)                                           1,100            127,254
Sopharma AD                                                                     48,000            233,549
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,124,118
---------------------------------------------------------------------------------------------------------
Chile  -- 3.0%
---------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                           9,800     $      251,860
Antarchile SA (Series 'A')                                                       8,000            135,103
Banco de Chile                                                               1,382,000            114,079
Banco de Chile (ADR)                                                            20,799          1,026,639
Banco de Credito e Inversiones                                                  18,100            594,880
Banco Santander Chile SA (ADR)                                                  47,622          2,374,909
Cap SA                                                                          12,000            192,410
Cencosud SA                                                                     57,000            195,694
Cia Cervecerias Unidas SA (ADR)                                                 37,800          1,187,676
Cia de Telecomunicaciones de Chile SA (ADR)                                    113,766          1,060,299
Coia General de Electricidad SA                                                 16,600            141,093
Colbun SA                                                                      628,700            121,341
Corpbanca SA                                                                19,442,600            106,080
Corpbanca SA (ADR)                                                              17,000            463,250
Distribucion y Servicio D&S SA (ADR)                                            48,500          1,004,435
Embotelladora Andina SA (Series 'A') (ADR)                                      25,100            449,039
Embotelladora Andina SA (Series 'B') (ADR)                                      48,900            953,550
Empresa Nacional de Electricidad SA (ADR)                                       61,159          2,454,922
Empresa Nacional de Telecomunicaciones SA                                       47,600            684,429
Empresas CMPC SA                                                                 7,000            227,336
Empresas Copec SA                                                               78,000          1,036,429
Enersis SA (ADR)                                                               137,171          2,234,516
Grupo Security SA                                                              920,700            265,693
Invercap SA                                                                     51,300            238,007
Lan Airlines SA (ADR)                                                           16,100          1,109,290
Madeco SA (ADR)(a)                                                             105,700          1,232,462
Masisa SA (ADR)                                                                140,805          1,578,424
Parque Arauco SA                                                               133,800            122,912
Quinenco SA (ADR)(b)                                                            63,100            966,085
S.A.C.I. Falabella SA                                                          313,300          1,337,274
SM-Chile SA (Class 'B' Shares)                                               1,050,000            111,070
Sociedad Quimica y Minera de Chile SA (ADR)                                      2,095            292,148
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                        20,600          3,007,600
Vina Concha y Toro SA (ADR)                                                     31,000          1,027,340
---------------------------------------------------------------------------------------------------------
                                                                                           $   28,298,274
---------------------------------------------------------------------------------------------------------
China  -- 6.2%
---------------------------------------------------------------------------------------------------------
Air China Ltd. (Class 'H' Shares)                                              300,000     $      207,131
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                330,000            341,803
Beijing Enterprises Holdings Ltd.                                               65,000            165,176
Beijing North Star Co., Ltd. (Class 'H' Shares)                              1,580,000            674,513
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                         1,405,300            391,210
BYD Co., Ltd. (Class 'H' Shares)(a)                                             70,000            345,996
Chaoda Modern Agriculture Holdings Ltd.                                        220,000            154,314
China Construction Bank (Class 'H' Shares)(144A)                             3,489,000          1,979,860
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                              281,000            274,398
China Everbright Ltd.(a)                                                       932,000            950,673
China International Marine Containers Co., Ltd. (Class 'B' Shares)             136,510            299,250
China Life Insurance Co., Ltd. (Class 'H' Shares)                            1,925,000          5,520,244
China Mengniu Dairy Co., Ltd.                                                  143,000            409,885
China Merchants Holdings International Co., Ltd.                               824,000          3,462,592
China Merchants Property Development Co., Ltd.                                 392,436          1,096,019
China Mobile Hong Kong Ltd.                                                    710,400          6,393,900
China Netcom Group Corp. (Hong Kong) Ltd.                                      120,500            313,979
China Overseas Land & Investment Ltd.                                          708,000            887,781
China Petroleum & Chemical Corp. (Class 'H' Shares)                          3,974,000          3,354,140
China Resources Enterprise Ltd.                                                294,000            979,055
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                        375,000            170,719
China Telecom Corp. Ltd. (Class 'H' Shares)                                  1,950,000            951,557
China Travel International Investment Hong Kong Ltd.                           800,000            372,428
China Unicom Ltd.                                                              420,000            597,302
China Vanke Co., Ltd. (Class 'B' Shares)                                       493,924          1,020,757
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)                      502,100            510,913
CITIC International Financial Holdings Ltd.                                    384,000            332,114
CNOOC Ltd.                                                                   1,532,500          1,341,172
COFCO International Ltd.                                                       460,000            343,213
Cosco Pacific Ltd.                                                             122,000            301,819
Ctrip.com International Ltd. (ADR)                                               7,300            488,990
Dazhong Transportation Group Co., Ltd.                                         325,064            287,000
Denway Motors Ltd.                                                             960,000            417,744
Dongfeng Motor Group Corp. (Class 'H' Shares)(a)                               836,000            453,202
Focus Media Holding Ltd. (ADR)(a)                                               10,945            858,745
Guangdong Electric Power Development Co., Ltd.
(Class 'B' Shares)                                                             264,000            199,666
Guangdong Investment Ltd.                                                      374,000            199,023
Guangdong Provincial Expressway Development Co., Ltd.
(Class 'B' Shares)                                                             234,960            134,786
Hangzhou Steam Turbine Co., Ltd. (Class 'B' Shares)                            161,720            390,605
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                352,000            274,344
Kingboard Chemical Holdings Ltd.                                                86,500            362,641
Lenovo Group Ltd.                                                              492,000            179,511
Li Ning Co., Ltd.                                                              108,000            213,021
Lianhua Supermarket Holdings Ltd. (Class 'H' Shares)                           130,000            177,877
Maanshan Iron & Steel Co., Ltd.                                              2,729,000          1,779,329
Parkson Retail Group Ltd.                                                       58,000            377,442
PetroChina Co., Ltd. (Class 'H' Shares)                                      1,872,300          2,191,828
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)(a)                       390,000            222,334
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                   669,000          3,261,960
Qingling Motors Co., Ltd.                                                    1,448,966            260,713
Samson Holding Ltd.                                                            222,000            126,958
Semiconductor Manufacturing International Corp.(a)                           2,825,000            385,864
Shanghai Diesel Engine Co., Ltd.(a)                                            534,000            370,183
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)                           460,000            214,449
Shanghai Industrial Holdings Ltd.                                               84,000            193,261
Shanghai Jinjiang International Hotels Development Co., Ltd.                   574,800            671,195
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                   440,000            658,522
Shenzhen Chiwan Wharf Holdings Ltd.  (Class 'B' Shares)                        153,115            321,069
SINA Corp.(a)                                                                    9,000            302,490
Sinopec Yizheng Chemical Fibre Co., Ltd.(a)                                  3,201,000            954,611
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                  1,628,000            851,164
Sinotrans Ltd. (Class 'H' Shares)                                              300,000            119,517
Suntech Power Holdings Co., Ltd. (ADR)(a)                                        4,600            159,206
Tingyi (Cayman Islands) Holding Corp.                                        1,184,000          1,140,795
TPV Technology Ltd.                                                             84,000             53,623
Travelsky Technology Ltd.                                                      406,000            714,862
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                1,124,000          1,895,492
Weiqiao Textile Co., Ltd.(Class 'H' Shares)                                     82,000            118,487
Wumart Stores, Inc. (Class 'H' Shares)(b)                                      156,000            137,349
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                       103,948            502,100
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                               320,000            306,845
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                               186,000            148,783
ZTE Corp. (Class 'H' Shares)                                                   135,000            628,939
---------------------------------------------------------------------------------------------------------
                                                                                           $   57,850,438
---------------------------------------------------------------------------------------------------------
Colombia  -- 0.8%
---------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                              58,500     $      498,183
Bancolombia SA (PFD Shares) (ADR)                                               53,000          1,467,570
Cementos Argos SA                                                              115,900            425,104
Cia Colombiana de Inversiones SA                                                24,000            247,308
Cia de Cemento Argos SA                                                        214,100          1,106,010
Grupo Nacional de Chocolates SA                                                156,400          1,174,282
Interconexion Electrica SA                                                     470,000          1,280,116
Promigas SA                                                                     27,000            318,667
Suramericana de Inversiones SA                                                  86,000            718,318
---------------------------------------------------------------------------------------------------------
                                                                                           $    7,235,558
---------------------------------------------------------------------------------------------------------
Croatia  -- 0.7%
---------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                     13,700     $    1,330,396
Atlantska Plovidba DD(a)                                                           950            256,088
Croatia Osiguranje DD(a)                                                           160            448,861
Dalekovod DD(a)                                                                  1,390            254,966
Ericsson Nikola Tesla                                                            2,010          1,265,117
Institut Gradevinarstva Hrvatske DD                                                110             95,716
Koncar-Elektroindustrija DD(a)                                                   2,370            415,422
Kras DD(a)                                                                       1,645            218,974
Petrokemija DD(a)                                                                5,250            217,147
Podravka Prehrambena Industija DD                                                8,200            823,248
Privredna Banka Zagreb DD(a)                                                     3,310            874,413
Riviera Holding DD(a)                                                            3,830            509,679
Tankerska Plovidba(a)                                                              290            271,149
---------------------------------------------------------------------------------------------------------
                                                                                           $    6,981,176
---------------------------------------------------------------------------------------------------------
Czech Republic  -- 3.2%
---------------------------------------------------------------------------------------------------------
CEZ AS                                                                         266,370     $   11,731,344
Komercni Banka AS                                                               19,800          3,411,870
Komercni Banka AS (GDR)                                                         27,154          1,558,640
Philip Morris CR AS                                                              1,660            746,308
Telefonica 02 Czech Republic AS                                                 86,600          2,238,158
Telefonica 02 Czech Republic
AS (GDR)                                                                        54,303          1,574,787
Unipetrol AS(a)                                                                342,200          3,797,245
Zentiva NV                                                                      69,700          4,753,015
---------------------------------------------------------------------------------------------------------
                                                                                           $   29,811,367
---------------------------------------------------------------------------------------------------------
Egypt  -- 1.5%
---------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                     16,100     $      215,649
Arab Cotton Ginning                                                            117,000            191,477
Caylon Bank Egypt                                                               38,690            126,267
Commercial International Bank                                                   66,630            648,782
Eastern Tobacco                                                                 13,400            940,946
Egypt Kuwaiti Holding Co.                                                      115,000            212,750
Egyptian Financial &
Industrial Co.                                                                   6,100             81,280
Egyptian Financial
Group-Hermes Holding SAE(a)                                                    137,350            908,838
Egyptian International
Pharmaceutical Industrial Co.                                                   40,120            182,067
Egyptian Media Production City(a)                                               48,072             92,391
El Ezz Aldekhela Steel Alexa Co.                                                 2,600            468,586
El Ezz Steel Rebars SAE(a)                                                      36,100            317,306
El Watany Bank of Egypt(a)                                                      32,900            247,086
Medinet Nasr for Housing                                                         9,000            240,079
Misr Cement                                                                     18,251            262,411
MobiNil-Egyptian Co. for Mobil Services                                          6,978            192,879
National Societe General Bank                                                   21,340            155,959
Olympic Group Financial Investments                                             53,371            488,151
Orascom Construction Industries (OCI)                                           58,755          2,938,762
Orascom Hotel Holdings SAE(a)                                                   11,863             54,931
Orascom Hotels & Development(a)                                                 31,200            243,465
Orascom Telecom Holding SAE                                                     45,800          3,163,661
Oriental Weavers Co.                                                            26,710            314,635
Raya Holding Co.(a)                                                             43,400             91,709
Sidi Kerir Petrochemcials Co.                                                  132,000            479,452
Suez Cement Co.                                                                 35,200            386,281
Telecom Egypt                                                                   75,000            211,587
Torah Portland Cement Co.                                                        4,300            100,022
---------------------------------------------------------------------------------------------------------
                                                                                           $   13,957,409
---------------------------------------------------------------------------------------------------------
Estonia -- 0.8
---------------------------------------------------------------------------------------------------------
AS Baltika                                                                      14,900     $      499,547
AS Eesti Ehitus(a)                                                              27,600            445,113
AS Eesti Telekom (GDR)                                                          42,400          1,403,682
AS Harju Elekter                                                                18,000             89,433
AS Merko Ehitus                                                                 42,000          1,235,982
AS Norma                                                                        25,000            175,932
AS Olympic Entertainment Group(a)                                               90,300          1,236,446
AS Saku Olletehase                                                               8,000            176,903
AS Tallink Group Ltd.                                                          733,700          1,273,513
AS Tallinna Kaubamaja                                                           33,000            343,625
AS Tallinna Vesi                                                                 8,800            193,171
---------------------------------------------------------------------------------------------------------
                                                                                           $    7,073,347
---------------------------------------------------------------------------------------------------------
Ghana -- 0.1
---------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                            210,900     $      169,698
CAL Bank Ltd.                                                                1,000,000            269,542
SSB Bank Ltd.(a)                                                               370,000            252,159
Standard Chartered Bank of Ghana Ltd.                                           10,200            184,771
Unilever Ghana Ltd.(a)                                                         249,000            402,695
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,278,865
---------------------------------------------------------------------------------------------------------
Hungary -- 3.1
---------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                      8,190     $      362,874
EGIS Rt                                                                          3,378            382,646
Fotex Rt.(a)                                                                   478,034          2,064,076
Magyar Telekom Rt                                                              914,700          4,591,160
Magyar Telekom Rt. (ADR)                                                        37,300            951,896
MOL Hungarian Oil & Gas Rt                                                      55,905          6,392,505
OTP Bank Rt                                                                    226,120         10,246,960
Pannonplast Rt.(a)                                                              25,800            658,535
RABA Automotive Holding Rt.(a)                                                  52,760            410,452
Richter Gedeon Rt                                                               14,952          2,676,741
---------------------------------------------------------------------------------------------------------
                                                                                           $   28,737,845
---------------------------------------------------------------------------------------------------------
India -- 5.7
---------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                               4,700     $      216,474
ACC Ltd.                                                                        18,500            310,750
Aditya Birla Nuvo Ltd.                                                           6,706            162,212
Allahabad Bank Ltd.                                                             64,000            106,462
Amtek Auto Ltd.                                                                 16,000            133,643
Andhra Bank                                                                     55,000             95,568
Asea Brown Boveri India Ltd.(a)                                                  2,000            163,075
Ashok Leyland Ltd.                                                             123,000            109,065
Asian Paints Ltd.                                                                8,000            142,381
Bajaj Auto Ltd.                                                                  7,200            400,925
Bajaj Auto Ltd. (GDR)                                                            7,202            404,032
Bajaj Hindusthan Ltd.                                                           14,000             63,638
Balrampur Chini Mills Ltd.                                                      46,000             69,838
Bank of India(a)                                                                43,100            165,172
Bharat Earth Movers Ltd.                                                         5,000            122,852
Bharat Electronics Ltd.                                                          5,000            171,443
Bharat Forge Ltd.                                                               42,200            303,611
Bharat Heavy Electricals Ltd.                                                   13,000            672,527
Bharat Petroleum Corp. Ltd.                                                     14,000             97,011
Bharti Airtel Ltd.(a)                                                          188,400          3,283,473
Biocon Ltd.                                                                     19,200            213,758
Canara Bank Ltd.                                                                21,500             95,592
Century Textiles & Industries Ltd.                                              12,000            149,525
Cipla Ltd.                                                                     120,600            653,037
Colgate-Palmolive (India) Ltd.                                                  13,000             98,761
Container Corp. of India Ltd.                                                    4,500            201,304
Corp. Bank                                                                      17,000            112,680
Cummins India Ltd.                                                              23,000            139,808
Dabur India Ltd.                                                                51,000            110,752
Dish TV India Ltd.(a)(b)                                                        20,412             38,755
Dr. Reddy's Laboratories Ltd. (ADR)                                             26,800            441,128
EIH Ltd.                                                                        52,500            112,640
Essar Oil Ltd.(a)                                                               99,000            117,878
Financial Technologies India Ltd.                                                3,500            147,663
Gail India Ltd.                                                                 27,000            163,204
Gail India Ltd. (GDR)                                                           16,700            617,900
Glaxosmithkline Pharmaceuticals Ltd.                                             8,000            205,641
Glenmark Pharmaceuticals Ltd.                                                   14,000            194,927
Grasim Industries Ltd. (GDR)                                                    13,300            643,055
Great Eastern Shipping Co., Ltd.                                                15,200             70,989
Great Offshore Ltd.(a)                                                           3,800             53,173
GTL Ltd.                                                                        34,000            105,526
Gujarat Ambuja Cements Ltd.                                                    159,800            391,404
HCL Technologies Ltd.                                                           16,000            106,857
HDFC Bank Ltd.                                                                  51,200          1,100,727
HDFC Bank Ltd. (ADR)                                                             7,700            496,265
Hero Honda Motors Ltd.                                                          16,942            269,784
Hexaware Technologies Ltd.                                                      30,000            113,921
Hindalco Industries Ltd. (GDR)(144A)                                           140,410            421,230
Hindustan Lever Ltd.                                                           306,109          1,437,330
Hindustan Petroleum Corp. Ltd.(a)                                               18,000            101,956
Hindustan Zinc Ltd.                                                             19,900            257,550
Housing Development Finance Corp.                                               46,200          1,603,545
I-Flex Solutions Ltd.                                                            4,000            189,668
ICICI Bank Ltd.                                                                132,300          2,555,178
ICICI Bank Ltd. (ADR)                                                           26,300            966,525
India Cements Ltd.(a)                                                           48,000            177,429
Indiabulls Financial Services Ltd.                                              17,000            164,418
Indiabulls Real Estate Ltd.(a)                                                  17,000            115,771
Indian Hotels Co., Ltd.                                                         74,600            245,976
Indian Oil Corp. Ltd.                                                           11,000            100,147
Indian Petrochemicals Corp.  Ltd.                                               17,000            105,579
Industrial Development Bank of India Ltd.                                       74,000            130,605
Infosys Technologies Ltd.                                                       66,851          3,085,779
Infrastructure Development Finance Co., Ltd.                                   185,300            354,470
ITC Ltd.                                                                       411,100          1,426,948
ITC Ltd. (GDR)                                                                 220,700            761,415
Jaiprakash Associates Ltd.                                                      11,000            134,666
Jammu & Kashmir Bank Ltd.(a)                                                    12,000            176,386
Jet Airways (India) Ltd.                                                         9,000            130,270
Jindal Steel & Power Ltd.                                                        3,000            163,622
JSW Steel Ltd.                                                                  17,000            192,183
Kotak Mahindra Bank Ltd.                                                        32,000            351,346
Larsen & Toubro Ltd.                                                            12,200            450,846
Larsen & Toubro Ltd. (GDR)                                                      24,000            876,000
LIC Housing Finance Ltd.(a)                                                     30,000             94,749
Lupin Ltd.(a)                                                                   14,300            198,697
Mahanagar Telephone Nigam Ltd.                                                  31,000            104,343
Mahanagar Telephone Nigam Ltd. (ADR)                                            38,500            257,180
Mahindra & Mahindra Ltd.(a)                                                     40,800            727,954
Maruti Udyog Ltd.                                                               18,500            343,370
Motor Industries Co., Ltd.                                                       2,000            150,442
Mphasis Ltd.(a)                                                                 27,000            174,803
National Aluminium Co., Ltd.                                                    24,000            128,360
Nestle India Ltd.(a)                                                             5,000            106,049
Neyveli Lignite Corp. Ltd.(a)                                                   78,000             89,637
Nicholas Piramal India Ltd.                                                     21,000            117,378
NTPC Ltd.                                                                      295,200          1,015,936
Oil & Natural Gas Corp. Ltd.                                                    53,250          1,073,653
Patni Computer Systems Ltd.                                                     14,000            123,412
Petronet LNG Ltd.(a)                                                            94,000             90,184
Punjab National Bank Ltd.                                                       13,000            141,847
Ranbaxy Laboratories Ltd.                                                       24,000            194,295
Ranbaxy Laboratories Ltd. (GDR)                                                 20,500            166,050
Reliance Capital Ltd.                                                           22,000            336,190
Reliance Capital Ltd. (GDR)(144A)(a)                                             2,140             32,904
Reliance Communications Ltd.(a)                                                227,700          2,184,184
Reliance Communications Ltd. (GDR)(144A)(a)                                     42,816            414,617
Reliance Energy Ltd.                                                            26,300            301,151
Reliance Energy Ltd. (GDR)(144A)(a)                                              1,070             36,498
Reliance Energy Ltd. (GDR)(144A)                                                 5,900            197,650
Reliance Industries Ltd.                                                        84,100          2,650,355
Reliance Industries Ltd. (GDR)(144A)                                            15,808            992,742
Reliance Industries Ltd. (GDR)                                                   5,600            351,680
Reliance Natural Resources Ltd. (GDR)(144A)(a)                                  21,408             21,819
Reliance Petroleum Ltd.(a)                                                     207,300            340,055
Satyam Computer Services Ltd.                                                   41,300            442,978
Satyam Computer Services Ltd. (ADR)                                             24,000            544,800
Sesa Goa Ltd.(a)                                                                 5,000            193,478
Shipping Corp. of India Ltd.                                                    33,000            132,364
Siemens India Ltd.                                                              10,900            271,321
State Bank of India Ltd. (GDR)                                                  11,800            719,800
Steel Authority of India
Ltd.(a)                                                                        156,000            410,004
Sterlite Industries (India) Ltd.                                                12,000            128,256
Sun Pharmaceuticals Industries Ltd.                                             10,000            242,418
Suzlon Energy Ltd.                                                              11,500            263,065
Syndicate Bank Ltd.                                                             66,000             96,937
Tata Chemicals Ltd.                                                             22,000            105,041
Tata Consultancy Services Ltd.                                                  24,190            685,290
Tata Motors Ltd.                                                                18,100            300,989
Tata Motors Ltd. (ADR)                                                          19,800            320,958
Tata Power Co., Ltd.                                                            46,000            536,189
Tata Steel Ltd.                                                                 65,600            677,384
Tata Tea Ltd.(a)                                                                 6,000             83,678
Tata Teleservices Maharashtra Ltd.(a)                                          280,840            136,284
Titan Industries Ltd.(a)                                                         6,000            115,715
Ultra Tech Cement Ltd.                                                           7,000            123,117
Unitech Ltd.                                                                    27,500            242,785
United Breweries Ltd.                                                           34,200            208,044
United Phosphorus Ltd.                                                          20,000            146,966
United Spirits Ltd.                                                              7,000            131,817
UTI Bank Ltd.                                                                   49,300            556,644
Videocon Industries Ltd.                                                        11,000            111,380
Videsh Sanchar Nigam Ltd.                                                       12,000            110,310
Videsh Sanchar Nigam Ltd. (ADR)                                                 11,100            205,572
Voltas Ltd.                                                                     41,700             80,340
Wipro Ltd.                                                                      20,300            260,843
Wipro Ltd. (ADR)                                                                13,100            206,325
Wire & Wireless India Ltd.(a)                                                   17,750             35,835
Zee News Ltd.(a)                                                                16,049             14,234
Zee Telefilms Ltd.                                                              76,200            441,213
---------------------------------------------------------------------------------------------------------
                                                                                           $   53,478,202
---------------------------------------------------------------------------------------------------------
Indonesia  -- 3.1%
---------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                         1,717,500     $    2,216,074
Astra Argo Lestari Tbk PT                                                      420,000            577,900
Astra International Tbk PT                                                   1,323,000          1,905,016
Bakrie & Brothers Tbk PT(a)                                                 60,364,000          1,230,032
Bank Central Asia Tbk PT                                                     3,801,000          2,115,054
Bank Danamon Indonesia Tbk PT                                                  685,000            488,859
Bank Internasional Indonesia Tbk PT                                          6,667,000            140,461
Bank Mandiri PT                                                              2,758,000            751,333
Bank Niaga Tbk PT                                                            4,309,000            347,429
Bank Pan Indonesia Tbk PT(a)                                                 3,525,272            211,601
Bank Rakyat Indonesia PT                                                     2,974,000          1,636,156
Berlian Laju Tanker Tbk PT                                                   1,250,000            256,831
Bumi Resources Tbk PT                                                        8,789,000          1,276,621
Energi Mega Persada Tbk PT(a)                                                3,938,000            265,871
Gudang Garam Tbk PT                                                            763,500            881,830
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                      1,095,000            104,128
Indocement Tunggal Prakarsa Tbk PT                                             500,000            278,456
Indofood Sukses Makmur Tbk PT                                                6,576,500          1,091,318
Indonesian Satellite Corp. Tbk PT                                            1,322,500            902,107
International Nickel Indonesia Tbk PT                                          130,000            771,608
Kalbe Farma Tbk PT(a)                                                        1,517,000            200,342
Kawasan Industri Jababeka Tbk PT                                            10,550,000            252,339
Matahari Putra Prima Tbk PT                                                  1,600,000            120,717
Medco Energi Internasional Tbk PT                                            1,397,000            546,626
Perusahaan Gas Negara PT                                                     1,000,000          1,019,404
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                          454,000            307,331
Ramayana Lestari Sentosa Tbk PT                                              4,100,000            362,533
Semen Gresik Persero Tbk PT                                                    265,500          1,153,323
Telekomunikasi Indonesia Tbk PT                                              3,895,160          4,191,318
Tempo Scan Pacific Tbk PT                                                    2,000,000            183,192
Unilever Indonesia Tbk PT                                                      852,700            529,293
United Tractors Tbk PT                                                       3,396,000          2,742,408
---------------------------------------------------------------------------------------------------------
                                                                                           $   29,057,511
---------------------------------------------------------------------------------------------------------
Israel -- 3.0
---------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                   6,700     $      697,122
Alvarion Ltd.(a)                                                                13,900            111,860
AudioCodes Ltd.(a)                                                              10,200             68,952
Azorim Investment Development & Construction Co., Ltd.                           9,900            110,949
Bank Hapoalim B.M                                                              362,252          1,736,920
Bank Leumi Le-Israel                                                           315,224          1,131,879
Bezeq Israeli
Telecommunication Corp. Ltd.                                                 1,280,638          1,972,184
Check Point Software Technologies Ltd.(a)                                       56,041          1,248,593
Clal Industries Ltd.                                                            21,900            130,464
Clal Insurance & Enterprise Holdings Ltd.                                        5,900            167,491
Delek Automotive Systems Ltd.                                                   17,000            131,501
Delek Group Ltd.                                                                 1,300            253,889
Discount Investment Corp.                                                        3,650            104,758
ECI Telecom Ltd.(a)                                                             18,600            152,520
ECtel Ltd.(a)                                                                      237              1,093
Elbit Medical Imaging Ltd.                                                       3,900            166,957
Elbit Systems Ltd.                                                               7,000            249,064
First International Bank of Israel Ltd.(a)                                       9,100            112,299
Frutarom                                                                        21,000            172,206
Gazit Globe (1982) Ltd.                                                         14,000            184,704
Gilat Satellite Networks Ltd.(a)                                                29,100            239,067
Given Imaging Ltd.(a)                                                            8,000            172,800
Harel Insurance Investments Ltd.                                                 3,000            167,560
Housing & Construction Holdings Ltd.(a)                                         85,800            121,318
IDB Development Corp. Ltd.                                                       2,976            103,897
IDB Holding Corp. Ltd.                                                           7,103            206,939
Israel Chemicals Ltd.                                                          382,215          2,604,986
Israel Corp. Ltd.                                                                1,850            973,799
Israel Discount Bank Ltd. (Series 'A')(a)                                      275,000            578,071
Koor Industries Ltd.(a)                                                          3,023            171,518
Makhteshim-Agan Industries Ltd.                                                254,757          1,606,452
Mizrahi Tefahot Bank Ltd.                                                       58,000            429,317
Ness Technologies, Inc.(a)                                                       9,500            121,410
Nice Systems Ltd.(a)                                                            15,800            540,180
Orbotech Ltd.(a)                                                                10,000            220,300
Ormat Industries Ltd.                                                           26,500            314,671
Osem Investment Ltd.                                                             6,519             58,463
Partner Communications Co., Ltd.                                               110,860          1,631,292
Property & Building Corp. Ltd.                                                   1,000            151,229
RADVision Ltd.(a)                                                                6,800            160,480
RADWARE Ltd.(a)                                                                  7,700            103,950
Retalix Ltd.(a)                                                                  5,900            115,695
Saifun Semiconductors Ltd.(a)                                                    7,000             82,250
Strauss-Elite Ltd.                                                              17,400            188,685
Super-Sol Ltd.(a)                                                               68,000            276,250
Syneron Medical Ltd.(a)                                                         15,600            421,980
Tadiran Communications Ltd.                                                      3,100            139,786
Teva Pharmaceutical Industries  Ltd.                                            82,999          3,104,691
Teva Pharmaceutical Industries Ltd. (ADR)                                      123,200          4,611,376
---------------------------------------------------------------------------------------------------------
                                                                                           $   28,523,817
---------------------------------------------------------------------------------------------------------
Kenya -- 0.8
---------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                         561,200     $      592,673
Bamburi Cement Co., Ltd.                                                       276,541            805,655
Barclays Bank of Kenya Ltd.                                                    875,880            867,587
East African Breweries Ltd.                                                    533,000          1,086,963
East African Portland Cement Co., Ltd.                                          40,900             68,514
Kenya Airways Ltd.                                                           1,127,600          1,560,408
Kenya Commercial Bank Ltd.                                                     331,940          1,083,725
Kenya Oil Co., Ltd.                                                             78,000            113,620
Kenya Power & Lighting Ltd.                                                    112,650            321,623
Mumias Sugar Co., Ltd.                                                         181,638             81,696
Nation Media Group Ltd.                                                         89,673            318,721
NIC Bank Ltd.                                                                  147,120            197,160
Standard Chartered Bank Kenya Ltd.                                              68,420            194,347
---------------------------------------------------------------------------------------------------------
                                                                                           $    7,292,692
---------------------------------------------------------------------------------------------------------
Latvia -- 0.0
---------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                     12,000     $      176,096
Latvian Shipping Co.(a)                                                         96,000            201,534
---------------------------------------------------------------------------------------------------------
                                                                                           $      377,630
---------------------------------------------------------------------------------------------------------
Lithuania -- 0.6
---------------------------------------------------------------------------------------------------------
Apranga PVA                                                                     87,200     $      542,930
Bankas Snoras                                                                  143,500            275,528
Invalda PVA                                                                     35,000            171,686
Klaipedos Nafta PVA                                                            525,000            234,588
Lietuvos Dujos                                                                 200,000            278,230
Mazeikiu Nafta                                                                  90,000            346,968
Pieno Zvaigzdes                                                                 40,000             79,146
Rokiokio Suris                                                                   9,000            209,612
Siauliu Bankas                                                                 230,882            326,506
Snaige(a)                                                                       44,000            191,698
Teo LT AB                                                                    1,090,000          1,168,773
Teo LT AB (GDR)                                                                 60,000            645,360
Ukio Bankas Commercial Bank                                                    635,000          1,028,309
---------------------------------------------------------------------------------------------------------
                                                                                           $    5,499,334
---------------------------------------------------------------------------------------------------------
Malaysia -- 3.2
---------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                             236,000     $      160,313
Airasia Bhd(a)                                                                 282,700            144,661
AMMB Holdings Bhd                                                              267,600            292,042
Astro All Asia Networks Plc                                                    136,500            185,483
Berjaya Sports Toto Bhd                                                        221,384            298,397
British American Tobacco Malaysia Bhd                                           33,500            445,458
Bumiputra-Commerce Holdings Bhd                                                421,433          1,211,662
Bursa Malaysia Bhd                                                              81,000            259,990
Dialog Group Bhd                                                               588,000            263,066
Digi.com Bhd                                                                   100,000            541,164
EON Capital Bhd                                                                111,000            215,299
Gamuda Bhd                                                                     488,700          1,130,940
Genting Bhd                                                                    126,200          1,450,332
Golden Hope Plantations Bhd                                                    100,000            196,091
Guinness Anchor Bhd                                                             67,000            117,983
Highlands & Lowlands Bhd                                                       100,000            177,761
Hong Leong Bank Bhd                                                            144,400            250,263
Hong Leong Credit Bhd                                                           61,500            102,172
IGB Corp. Bhd                                                                  312,000            226,353
IJM Corp. Bhd                                                                  437,800          1,094,099
IOI Corp. Bhd                                                                  212,187          1,354,194
KLCC Property Holdings Bhd                                                     250,000            248,594
Kuala Lumpur Kepong Bhd                                                         67,350            233,104
Lafarge Malayan Cement Bhd                                                   1,562,200            785,276
Malakoff Bhd                                                                    80,750            238,221
Malayan Banking Bhd                                                            421,855          1,563,329
Malaysia International Shipping Corp. Bhd                                      289,700            766,765
Malaysian Bulk Carriers Bhd                                                    164,000            181,147
Malaysian Oxygen Bhd                                                            93,900            396,512
Malaysian Pacific Industries Bhd                                                73,000            217,025
Malaysian Plantations Bhd(a)                                                   134,800            111,837
Malaysian Resources Corp. Bhd(a)                                             1,002,600            646,672
Maxis Communications Bhd                                                       338,400          1,163,573
MMC Corp. Bhd                                                                  233,000            404,244
Nestle Malaysia Bhd                                                              6,000             42,357
Petra Perdana Bhd                                                              322,567            298,160
Petronas Dagangan Bhd                                                          435,500            774,044
Petronas Gas Bhd                                                                71,000            183,863
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                          139,700            121,978
Pos Malaysia & Services Holdings Bhd                                           110,000            151,339
PPB Group Bhd                                                                  252,000            465,968
PPB Oil Palms Bhd                                                               90,000            337,801
Public Bank Bhd                                                                445,887          1,142,666
Resorts World Bhd                                                              114,000            565,816
RHB Capital Bhd                                                                150,000            207,260
Scomi Group Bhd                                                                803,700            271,340
Shell Refining Co. Bhd                                                         201,100            640,037
Sime Darby Bhd                                                                 799,900          1,869,018
SP Setia Bhd                                                                   140,000            311,770
Star Publications (Malaysia) Bhd                                               104,000             97,363
Ta Ann Holdings Bhd                                                            137,280            416,384
Tan Chong Motor Holdings Bhd                                                   219,000             76,537
Tanjong Plc                                                                     68,000            304,536
Telekom Malaysia Bhd                                                           228,100            659,723
Tenaga Nasional Bhd                                                            297,625            981,540
Titan Chemicals Corp. Bhd                                                      940,500            457,464
Top Glove Corp. Bhd                                                            105,000            272,930
Transmile Group Bhd                                                             35,000            132,260
Uchi Technologies Bhd                                                          237,400            216,891
UEM Builders Bhd                                                               457,000            218,682
UEM World Bhd                                                                  689,300            892,304
UMW Holdings Bhd                                                                57,000            178,049
Unisem (M) Bhd                                                                 215,000            124,054
YTL Corp. Bhd                                                                  155,584            307,921
YTL e-Solutions Bhd                                                            577,000            112,222
YTL Power International Bhd                                                    530,980            356,007
---------------------------------------------------------------------------------------------------------
                                                                                           $   30,262,306
---------------------------------------------------------------------------------------------------------
Mauritius -- 0.5
---------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                                           83,400     $       49,729
Ireland Blyth Ltd.                                                              64,209            127,620
Mauritius Commercial Bank                                                      463,595          1,425,339
Mauritius Development Investment Trust Co., Ltd.                               600,000             97,826
Mon Tresor & Mon Desert Ltd.                                                    23,449             49,884
New Mauritius Hotels Ltd.                                                      235,400            906,509
Rogers & Co., Ltd.                                                              48,555            396,583
Shell Mauritius Ltd.                                                            22,000             34,622
State Bank of Mauritius Ltd.                                                   641,899            960,855
Sun Resorts Ltd.                                                                95,730            233,157
United Basalt Products Ltd.(a)                                                  85,125            114,205
---------------------------------------------------------------------------------------------------------
                                                                                           $    4,396,329
---------------------------------------------------------------------------------------------------------
Mexico -- 6.4
---------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                     381,572     $    2,823,802
America Movil SA de CV (Series 'L')                                          4,617,658         11,112,740
Carso Global Telecom SA de CV (Series 'A1')(a)                                 160,800            730,000
Carso Infraestructura y Construccion SA(a)                                     630,000            584,716
Cemex SAB de CV (Series 'CPO')                                               1,984,570          6,518,812
Coca-Cola Femsa SA de CV (Series 'L')                                           77,000            277,959
Consorcio ARA SA de CV                                                         472,000            816,136
Controladora Comercial Mexicana SA de CV                                        80,000            226,599
Corporacion GEO SA de CV (Series 'B')(a)                                       107,300            625,588
Desarrolladora Homex SA de CV(a)                                                25,100            243,899
Empresas ICA SA de CV(a)                                                       431,819          1,671,355
Fomento Economico Mexicano SA de CV (Series 'UBD')                             190,500          2,110,612
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                    72,826            347,083
Grupo Bimbo SA de CV (Series 'A')                                              141,527            713,322
Grupo Carso SA de CV (Series 'A1')                                             731,000          2,668,683
Grupo Elektra SA de CV                                                           9,626            149,921
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                         1,512,100          7,195,572
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                         1,060,808          2,100,133
Grupo IMSA SA de CV                                                             28,827            141,079
Grupo Iusacell SA de CV(a)                                                     136,250          2,140,603
Grupo Mexico SA de CV (Series 'B')                                             339,330          1,587,022
Grupo Modelo SA de CV (Series 'C')                                             146,000            749,126
Grupo Televisa SA (Series 'CPO')                                               446,118          2,677,559
Impulsora del Desarrollo y el Empleo en America Latina SA de
CV (Series 'B1')(a)                                                          1,268,730          1,593,474
Industrias CH SA (Series 'B')(a)                                                39,452            166,923
Industrias Penoles SA de CV                                                     29,929            347,901
Kimberly-Clark de Mexico SA de CV                                              121,570            552,014
Mexichem SA de CV                                                              120,000            313,854
Organizacion Soriana SAB de CV (Class 'B' Shares)                               75,000            224,765
Promotora y Operadora deInfraestructura SA de CV(a)                            150,000            411,116
Telefonos de Mexico SA de CV (Series 'L')                                    2,262,460          3,774,362
TV Azteca SA de CV (Series 'CPO')                                              593,565            554,673
Urbi Desarrollos Urbanos SA de CV(a)                                           183,000            771,952
US Commercial Corp. SA de CV(a)                                                128,000             15,344
Vitro SA de CV (Series 'A')                                                    124,168            274,012
Wal-Mart de Mexico SA de CV (Series 'V')                                       779,632          3,338,296
---------------------------------------------------------------------------------------------------------
                                                                                           $   60,551,007
---------------------------------------------------------------------------------------------------------
Morocco -- 1.8
---------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                8,180     $    2,550,663
Banque Marocaine du Commerce Exterieur (BMCE)                                    9,120          2,352,925
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                         2,200            339,723
Centrale Laitiere                                                                  420            358,086
Ciments du Maroc                                                                 1,665            575,764
Cosumar Compagnie Sucriere Marocaine et de Raffinage                             1,637            193,248
CTM(a)                                                                           1,560             59,962
Douja Promotion Groupe Addoha SA(a)                                              2,900          1,011,248
Holcim Maroc SA                                                                  2,082            736,101
Lafarge Ciments                                                                    700            471,605
Lesieur Cristal SA                                                               1,663            174,108
Managem                                                                          2,800            184,270
Maroc Telecom                                                                  146,141          2,377,730
ONA SA                                                                           9,623          1,892,662
RISMA(a)                                                                         3,100            146,441
Samir                                                                            6,247            767,257
Societe des Brasseries du Maroc                                                  3,529            877,654
Societe Nationale d'Investissement                                               3,565            841,945
SONASID (Societe Nationale de Siderurgie)                                        1,700            670,875
---------------------------------------------------------------------------------------------------------
                                                                                           $   16,582,267
---------------------------------------------------------------------------------------------------------
Nigeria -- 0.9
---------------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                                       894,000     $      453,894
Ashaka Cement Plc                                                              612,000            338,645
Cadbury Nigeria Plc                                                            400,000            121,266
Conoil Plc(a)                                                                  322,000            182,454
Dangote Sugar Refinery Plc                                                     450,600            129,211
First Bank of Nigeria Plc                                                    3,897,096          1,157,402
Guaranty Trust Bank Plc                                                      4,366,666          1,099,943
Guiness Nigeria Plc                                                            418,750            392,732
Mobil Nigeria Plc                                                              119,008            184,162
Nestle Foods Nigeria Plc                                                        80,000            187,567
Nigeria Bottling Co., Plc                                                      300,000             94,959
Nigerian Breweries Plc                                                         401,000            119,093
Oando Plc                                                                      339,000            203,215
Oceanic Bank International Plc                                               2,408,750            367,666
PZ Industries Plc                                                            2,216,666            435,710
Total Nigeria Plc                                                              149,500            220,832
UAC of Nigeria Plc(a)                                                        1,581,000            466,824
UACN Property Development Co., Plc                                           2,000,000            304,963
Unilever Nigeria Plc(a)                                                      3,750,000            383,646
Union Bank of Nigeria Plc                                                    2,346,666            550,215
United Bank for Africa Plc                                                   1,440,000            427,555
Zenith Bank Ltd.                                                             2,000,000            625,244
---------------------------------------------------------------------------------------------------------
                                                                                           $    8,447,198
---------------------------------------------------------------------------------------------------------
Oman -- 0.7
---------------------------------------------------------------------------------------------------------
Alliance Housing Bank                                                          142,600     $      100,772
Bank Dhofar SAOG                                                               223,749            232,527
Bank Muscat SAOG                                                               501,930          1,408,377
Dhofar International Development & Investment Holding Co.                      143,200            110,497
National Bank of Oman Ltd.                                                      36,340            471,976
Oman Cables Industry SAOG                                                      154,500            521,824
Oman Cement Co. SAOG                                                            17,000            247,337
Oman Flour Mills Co., Ltd. SAOG                                                 35,000            163,224
Oman International Bank SAOG                                                    55,300            437,487
Oman National Investment Corp. Holdings                                          8,000            109,119
Oman Telecommunications Co.                                                    406,000          1,150,808
Ominvest                                                                        80,700             90,995
Raysut Cement Co. SAOG                                                         266,000            767,108
Renaissance Holdings Co.                                                       517,000            769,657
Shell Oman Marketing Co.                                                        66,100            251,589
---------------------------------------------------------------------------------------------------------
                                                                                           $    6,833,297
---------------------------------------------------------------------------------------------------------
Pakistan -- 0.8
---------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                     35,200     $      114,277
Allied Bank Ltd.                                                                28,200             43,395
Askari Commercial Bank                                                          90,750            115,134
Bank AL Habib Ltd.                                                              63,700             58,934
Bank Alfalah Ltd.(a)                                                           352,950            265,824
Bank of Punjab(a)                                                               87,450            124,830
D.G. Khan Cement Co., Ltd.                                                      66,000             93,983
Engro Chemical Pakistan Ltd.                                                    51,000            156,012
Fauji Cement Co. Ltd.                                                          321,500             87,858
Fauji Fertilizer Bin Qasim Ltd.                                                141,000             73,772
Fauji Fertilizer Co., Ltd.                                                     147,000            255,457
Faysal Bank Ltd.                                                                92,000             96,940
GlaxoSmithKline Pakistan Ltd.                                                    8,300             21,042
Hub Power Co., Ltd.                                                            879,000            418,916
ICI Pakistan Ltd.                                                               52,500            111,098
Indus Motor Co., Ltd.                                                          112,000            442,180
Kot Addu Power Co., Ltd.                                                       137,500            132,192
Lucky Cement Ltd.                                                               98,000            128,151
Maple Leaf Cement Factory Ltd.(a)                                              143,000             42,962
Muslim Commercial Bank Ltd.                                                    275,425          1,227,159
National Bank of Pakistan                                                      119,945            452,566
National Refinery Ltd.                                                          16,000             63,268
Nishat Chunian Ltd.                                                            260,000            160,168
Nishat Mills Ltd.                                                              290,300            479,413
Oil & Gas Development Co., Ltd.                                                 95,000            185,891
Pak Suzuki Motor Co., Ltd.                                                      46,300            395,247
Pakistan Industrial Credit & Investment Corp. Ltd.                             106,150            112,326
Pakistan Oil Fields Ltd.                                                        39,000            204,968
Pakistan Petroleum Ltd.                                                         67,000            269,465
Pakistan State Oil Co., Ltd.                                                    60,000            348,395
Pakistan Telecommunication Co., Ltd.                                           535,000            416,655
Shell Pakistan Ltd.                                                             12,500             79,978
SUI Northern Gas Pipelines Ltd.                                                259,700            279,601
SUI Southern Gas Co., Ltd.                                                     291,000            115,656
Telecard Ltd.(a)                                                               517,000             75,354
Union Bank Ltd.(a)(b)                                                          118,250             71,248
---------------------------------------------------------------------------------------------------------
                                                                                           $    7,720,315
---------------------------------------------------------------------------------------------------------
Peru -- 1.5
---------------------------------------------------------------------------------------------------------
Alicorp SA                                                                   1,589,463     $    1,648,147
Cementos Lima SA                                                                 4,981            100,950
Cia de Minas Buenaventura SA                                                    41,440          1,230,504
Cia de Minas Buenaventura SA (ADR)                                              36,649          1,097,638
Cia Minera Atacocha SA                                                          51,862            304,735
Cia Minera Milpo SA                                                            270,757          1,182,568
Credicorp Ltd.                                                                  58,200          2,836,752
Edegel SA                                                                    1,814,811          1,197,519
Empresa Agroindustrial Casa                                                     78,200            224,833
Grande SA(a) Ferreyros SA                                                      263,091            475,341
Grana y Montero SA(a)                                                          226,974            442,180
Luz del Sur SAA                                                                 83,400            141,511
Minsur SA                                                                      353,485          1,005,197
Sociedad Minera Cerro Verde SA(a)                                               47,600            942,480
Sociedad Minera el Brocal SA                                                    30,100            462,495
Southern Copper Corp.                                                            9,060            649,149
Volcan Cia Minera SA (Class 'B' Shares)                                        109,212            327,722
---------------------------------------------------------------------------------------------------------
                                                                                           $   14,269,721
---------------------------------------------------------------------------------------------------------
Philippines -- 2.8
---------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                               10,938,000     $    1,877,982
Ayala Corp.                                                                     95,856          1,109,129
Ayala Land, Inc.                                                             3,101,840          1,056,023
Banco De Oro                                                                   400,000            496,420
Bank of the Philippine Islands                                               1,070,064          1,448,840
Benpres Holdings Corp.(a)                                                   14,870,000          1,041,945
Equitable PCI Bank, Inc.(a)                                                    485,000          1,033,634
Filinvest Land, Inc.(a)                                                     16,105,546            558,398
First Gen Corp.                                                                190,000            220,343
First Philippine Holdings Corp.                                                124,000            181,893
Globe Telecom, Inc.                                                             17,000            432,345
Holcim Philippines, Inc.                                                     3,024,000            556,594
International Container Terminal Services, Inc.                                853,000            484,702
JG Summit Holding, Inc.                                                      7,131,000          1,878,145
Jollibee Foods Corp.                                                           500,000            562,513
Manila Electric Co. (Class 'B' Shares)                                         594,286            847,376
Megaworld Corp.                                                              5,760,000            397,893
Metropolitan Bank & Trust Co.                                                  894,875          1,152,291
Petron Corp.                                                                 9,477,423            920,204
Philippine Long Distance Telephone Co.                                         114,060          5,977,508
San Miguel Corp. (Class 'B' Shares)                                          1,891,600          2,799,380
SM Investments Corp.                                                           100,000            733,961
SM Prime Holdings, Inc.                                                      2,749,000            653,440
Universal Robina Corp.                                                         950,000            338,769
---------------------------------------------------------------------------------------------------------
                                                                                           $   26,759,728
---------------------------------------------------------------------------------------------------------
Poland -- 3.2
---------------------------------------------------------------------------------------------------------
Agora SA                                                                        53,392     $      864,357
Bank Millennium SA                                                             196,243            753,669
Bank Pekao SA                                                                   36,600          3,218,101
Bank Przemyslowo-Handlowy BPH                                                    3,226          1,089,337
Bank Zachodni WBK SA                                                             7,350            677,488
Bioton SA(a)                                                                 1,166,000            882,437
BRE Bank SA(a)                                                                   4,000            654,272
Budimex SA(a)                                                                    9,900            341,855
Cersanit-Krasnystaw SA(a)                                                       63,800            892,727
ComArch SA(a)                                                                    4,100            323,788
ComputerLand SA                                                                 10,172            344,878
Echo Investment SA(a)                                                           24,000            934,844
Globe Trade Centre SA(a)                                                        15,000            263,471
Grupa Kety SA                                                                    2,600            171,333
Grupa Lotos SA(a)                                                               17,767            260,366
KGHM Polska Miedz SA                                                            58,290          1,947,210
KGHM Polska Miedz SA (GDR)                                                      11,300            760,490
Netia SA                                                                       202,500            287,106
Orbis SA                                                                        60,680          1,822,356
PBG SA(a)                                                                        5,400            671,682
Polimex Mostostal SA                                                             8,900            659,123
Polish Oil & Gas                                                               320,015            462,069
Polska Grupa Farmaceutyczna SA                                                   9,000            250,298
Polski Koncern Naftowy Orlen SA                                                122,225          1,996,260
Powszechna Kasa Oszczednosci Bank Polski SA                                    135,636          2,233,904
Prokom Software SA                                                              24,781          1,280,846
Softbank SA                                                                     32,523            816,685
Telekomunikacja Polska SA                                                      248,506          2,029,989
Telekomunikacja Polska SA (GDR)(144A)                                           76,100            620,215
Telekomunikacja Polska SA (GDR)                                                169,000          1,377,350
TVN SA(a)                                                                      138,555          1,243,841
---------------------------------------------------------------------------------------------------------
                                                                                           $   30,132,347
---------------------------------------------------------------------------------------------------------
Qatar -- 1.5
---------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                                        34,700     $      274,583
Commercial Bank of Qatar                                                        40,022            897,307
Doha Bank Ltd.                                                                  38,754            691,057
First Finance Co.                                                               31,100            225,588
Industries Qatar                                                               111,007          2,531,517
Masraf Al Rayan(a)                                                             227,200            923,894
Qatar Electricity & Water Co.                                                   14,200            261,796
Qatar Fuel                                                                      10,000            253,603
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                     393,556          2,054,530
Qatar Insurance Co.                                                              9,400            235,029
Qatar International Islamic
Bank                                                                            24,450            558,926
Qatar Islamic Bank                                                              41,100          1,001,654
Qatar National Bank                                                             30,975          1,382,984
Qatar National Navigation                                                       21,567            485,910
Qatar Real Estate Investment Co.                                                15,000            130,236
Qatar Shipping Co.                                                              26,900            481,895
Qatar Telecom QSC                                                               18,490          1,194,378
Salam International Investment Co., Ltd.                                        34,800            135,775
United Development Co.                                                          30,700            249,679
---------------------------------------------------------------------------------------------------------
                                                                                           $   13,970,341
---------------------------------------------------------------------------------------------------------
Romania -- 0.8
---------------------------------------------------------------------------------------------------------
Antibiotice SA(a)                                                              907,000     $      669,393
Banca Transilvania(a)                                                        3,318,500          1,395,406
BRD-Group Societe Generale                                                     265,700          2,226,484
Impact SA(a)                                                                 3,116,020            971,623
Rompetrol Rafinare SA(a)                                                    10,428,000            400,332
SNP Petrom SA                                                                5,238,106          1,182,686
Transelectrica SA(a)                                                            16,000            300,904
---------------------------------------------------------------------------------------------------------
                                                                                           $    7,146,828
---------------------------------------------------------------------------------------------------------
Russia -- 6.3
---------------------------------------------------------------------------------------------------------
Aeroflot - Russian                                                             100,000     $      283,869
International Airlines AvtoVAZ                                                  21,000          2,211,618
Cherepovets MK Severstal                                                        25,804            352,204
Golden Telecom, Inc. (ADR)                                                         700             38,766
Irkutskenergo (ADR)                                                             11,500            632,500
JSC MMC Norilsk Nickel (ADR)                                                    12,900          2,451,000
JSC Scientific Production
Corp. Irkut (ADR)(a)                                                            18,333            538,990
LUKOIL (ADR)                                                                    66,100          5,717,650
Magadanenergo(a)                                                             1,000,000             87,500
Mobile Telesystems (ADR)                                                        40,600          2,271,976
Mosenergo (ADR)                                                                 12,900            327,402
OAO Gazprom(c)                                                               1,137,300         11,655,462
OAO Gazprom (ADR)                                                               68,000          2,849,200
OAO Rosneft Oil Co.                                                             11,600             96,202
OAO Rosneft Oil Co. (GDR)(a)                                                   165,000          1,392,353
Polyus Gold Co.(a)                                                              11,392            550,234
Rostelecom                                                                      75,000            644,669
Sberbank RF                                                                      2,200          7,726,071
Sberbank RF (GDR)                                                                8,042          2,866,973
Sibneft                                                                         77,000            320,740
Sistema JSFC (GDR)                                                              19,000            542,052
Surgutneftegaz (ADR)                                                            35,200          2,224,640
Surgutneftegaz (ADR) (PFD
Shares)                                                                         24,500          2,002,875
Tatneft                                                                          7,250            688,750
Transneft                                                                          200            407,102
Unified Energy System (GDR)                                                     30,494          4,154,807
United Heavy Machinery
Uralmash-Izhora Group(a)                                                        44,500            422,657
Uralsvyazinform (ADR)                                                            6,329             82,277
VimpelCom (ADR)(a)                                                              19,500          1,849,380
Wimm-Bill-Dann Foods OJSC (ADR)                                                 49,500          3,953,070
---------------------------------------------------------------------------------------------------------
                                                                                           $   59,342,989
---------------------------------------------------------------------------------------------------------
South Africa -- 6.4
---------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                 51,073     $      976,986
Adcorp Holdings Ltd.                                                            33,900            158,566
AECI Ltd.                                                                       25,300            253,114
African Bank Investments Ltd.                                                   81,000            337,954
African Oxygen Ltd. (AFROX)                                                     32,000            130,830
Alexander Forbes Ltd.(a)                                                       132,100            300,308
Allied Electronics Corp. Ltd.                                                   23,200            148,475
Allied Electronics Corp. Ltd. (PFD Shares)                                      45,400            273,944
Allied Technologies Ltd.                                                        14,300            131,715
Anglo Platinum Ltd.                                                              9,500          1,493,579
AngloGold Ashanti Ltd.                                                          12,562            559,574
AngloGold Ashanti Ltd. (ADR)                                                    20,619            919,401
Argent Industrial Ltd.                                                          45,100            110,647
Aspen Pharmacare Holdings Ltd.(a)                                               63,510            323,537
Aveng Ltd.                                                                     187,200          1,185,941
AVI Ltd.                                                                        52,000            144,722
Barloworld Ltd.                                                                 84,100          2,089,880
Bell Equipment Ltd.(a)                                                          28,200            128,739
Bidvest Group Ltd.                                                             144,537          2,750,391
Business Connexion Group                                                       127,400            121,365
DataTec Ltd.                                                                    98,000            530,402
Discovery Holdings Ltd.                                                         36,400            144,633
Distribution & Warehousing Network Ltd.(a)                                      61,700            135,893
Edgars Consolidated Stores Ltd.                                                120,000            749,855
Ellerine Holdings Ltd.                                                          17,300            195,492
FirstRand Ltd.                                                                 898,385          3,031,542
Foschini Ltd.                                                                   27,423            260,856
Gold Fields Ltd.                                                               109,380          2,016,183
Grindrod Ltd.                                                                   65,000            152,065
Group Five Ltd.                                                                 52,000            405,272
Growthpoint Properties Ltd.                                                    127,100            259,180
Harmony Gold Mining Co., Ltd.(a)                                                64,900            901,413
Hyprop Investments Ltd.                                                         23,000            141,360
Illovo Sugar Ltd.                                                               51,000            133,488
Impala Platinum Holdings Ltd.                                                   90,568          2,842,675
Imperial Holdings Ltd.(a)                                                       43,312            903,873
Investec Ltd.                                                                   25,100            323,044
JD Group Ltd.                                                                   14,214            174,336
Johnnic Communications Ltd.                                                     13,578            166,904
Johnnic Holdings Ltd.(a)                                                           200                317
JSE Ltd.                                                                        23,000            223,554
Kumba Iron Ore Ltd.(a)                                                          11,000            225,991
Kumba Resources Ltd.                                                            11,000             99,050
Lewis Group Ltd.                                                                17,000            160,216
Liberty Group Ltd.                                                              15,000            170,260
Massmart Holdings Ltd.                                                          40,800            474,095
Medi-Clinic Corp. Ltd.                                                          38,000            131,655
Metropolitan Holdings Ltd.                                                      65,000            132,955
Mittal Steel South Africa Ltd.                                                  27,000            440,320
Mr. Price Group Ltd.                                                            36,000            147,697
MTN Group Ltd.                                                                 570,480          7,728,494
Murray & Roberts Holdings Ltd.                                                 137,500          1,058,203
Mustek Ltd.                                                                     53,000             68,310
Mvelaphanda Group Ltd.                                                         295,100            454,687
Nampak Ltd.                                                                     65,700            200,431
Naspers Ltd. (Class 'N' Shares)                                                 63,368          1,527,363
Nedbank Group Ltd.                                                              81,383          1,575,412
Network Healthcare Holdings Ltd.(a)                                            305,800            582,366
Pick'n Pay Stores Ltd.                                                         104,260            493,343
Remgro Ltd.                                                                     90,705          2,262,143
Reunert Ltd.                                                                    74,200            825,318
RMB Holdings Ltd.                                                              120,400            596,361
Sanlam Ltd.                                                                    273,690            751,326
Santam Ltd.                                                                      9,900            138,704
Sappi Ltd.                                                                      23,820            363,309
Sasol Ltd.                                                                      97,736          3,261,910
Shoprite Holdings Ltd.                                                         126,153            483,212
Spar Group Ltd.                                                                 30,000            205,721
Standard Bank Group Ltd.                                                       173,053          2,542,724
Steinhoff International
Holdings Ltd.                                                                  280,700            903,469
Sun International Ltd.                                                          19,000            360,769
Super Group Ltd.                                                               130,000            242,716
Telkom South Africa Ltd.                                                        90,000          2,055,167
Tiger Brands Ltd.                                                               62,016          1,509,030
Tongaat-Hulett Group Ltd.                                                        8,400            142,192
Tradehold Ltd.(a)                                                               29,862              9,379
Trencor Ltd.                                                                    25,400            119,368
Truworths International Ltd.                                                   116,000            564,092
Wilson Bayly Holmes-Ovcon Ltd.                                                   9,400            113,694
Woolworths Holdings Ltd.                                                       160,942            483,406
---------------------------------------------------------------------------------------------------------
                                                                                           $   59,836,863
---------------------------------------------------------------------------------------------------------
South Korea -- 6.0
---------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                               3,094     $      637,017
Asiana Airlines, Inc.                                                           13,400             91,392
Cheil Communications, Inc.                                                         866            216,003
Cheil Industries, Inc.                                                           6,500            260,371
CJ Corp.                                                                         2,100            211,511
Daegu Bank                                                                      13,200            239,141
Daelim Industrial Co., Ltd.                                                      2,500            238,693
Daesang Corp.(a)                                                                29,700            383,596
Daesang Holdings Co., Ltd.                                                      18,000             92,098
Daewoo Engineering & Construction Co., Ltd.                                     13,000            257,559
Daewoo International Corp.                                                       4,700            195,208
Daewoo Securities Co., Ltd.                                                     12,000            213,816
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                               8,500            311,149
DC Chemical Co., Ltd.                                                            2,100            144,392
Dongkuk Steel Mill Co., Ltd.                                                     9,400            258,732
Doosan Corp.(a)                                                                  2,400            195,833
Doosan Heavy Industries &
Construction Co., Ltd.                                                           3,000            193,353
Doosan Infracore Co., Ltd.                                                       6,200            157,733
GS Engineering & Construction Corp.                                              4,000            357,084
GS Holdings Corp.                                                                5,554            217,412
Hana Financial Group, Inc.                                                      18,765            969,167
Hanarotelecom, Inc.(a)                                                          44,200            407,210
Hanil Cement Co., Ltd.                                                           1,200            107,038
Hanjin Heavy Industries & Construction Co., Ltd.                                 4,200            147,080
Hanjin Shipping Co., Ltd.                                                       12,900            488,495
Hanjin Transportation Co., Ltd.                                                  3,200            118,299
Hankook Tire Co., Ltd.                                                           7,400            122,501
Hanmi Pharm Co., Ltd.                                                            1,551            199,835
Hansol Paper Co., Ltd.(a)                                                        7,700            120,756
Hanwha Chemical Corp.                                                            9,000            139,704
Hanwha Corp.                                                                     9,800            397,646
Hanwha Securities Co., Ltd.                                                     40,000            420,384
Hite Brewery Co., Ltd.                                                           1,950            232,756
Honam Petrochemical Corp.                                                        2,600            224,841
Hynix Semiconductor, Inc.(a)                                                    28,070            962,932
Hyosung Corp.                                                                    4,800            161,182
Hyundai Autonet Co., Ltd.                                                       10,300             76,007
Hyundai Department Store Co., Ltd.                                               1,400            117,144
Hyundai Development Co.                                                          6,700            367,811
Hyundai Engineering & Construction Co., Ltd.(a)                                  6,500            348,983
Hyundai Heavy Industries Co., Ltd.                                               4,000            796,071
Hyundai Merchant Marine Co., Ltd.                                               14,600            339,013
Hyundai Mipo Dockyard Co., Ltd.                                                    880            161,665
Hyundai Mobis                                                                    7,300            626,500
Hyundai Motor Co., Ltd.                                                         20,570          1,440,441
Hyundai Motor Co., Ltd. (PFD Shares)                                             6,500            250,512
Hyundai Steel Co.                                                                8,500            322,245
Industrial Bank of Korea                                                        12,600            251,531
Kangwon Land, Inc.                                                              36,658            686,597
KCC Corp.                                                                          500            151,030
Kia Motors Corp.                                                                22,300            300,236
Kookmin Bank                                                                    11,900          1,070,341
Kookmin Bank (ADR)                                                              18,084          1,630,273
Korea Electric Power Corp.                                                      49,030          1,947,574
Korea Express Co., Ltd.(a)                                                       2,000            170,587
Korea Gas Corp.                                                                  4,400            174,799
Korea Zinc Co., Ltd.                                                             2,300            244,237
Korean Air Lines Co., Ltd.                                                       8,166            317,880
KT Corp.                                                                        51,300          2,299,212
KT Freetel Co., Ltd.                                                            17,600            491,841
KT&G Corp.                                                                      27,980          1,826,281
KTBNetwork Co., Ltd. (ADR)(a)                                                   80,000            476,994
LG Card Co., Ltd.(a)                                                               247             11,305
LG Chem Ltd.                                                                     2,400            120,616
LG Chem Ltd. (GDR)(144A)                                                         9,240            232,572
LG Corp.                                                                         8,900            300,376
LG Dacom Corp.                                                                  10,300            242,892
LG Electronics, Inc.                                                             9,019            613,464
LG Household & Health Care Ltd.                                                  1,100            135,601
LG Petrochemical Co., Ltd.                                                       4,500            132,525
LG Telecom Ltd.(a)                                                              37,300            422,775
LG.Philips LCD Co., Ltd.(a)                                                     12,600            438,896
Lotte Chilsung Beverage Co., Ltd.                                                  100            127,480
Lotte Confectionery Co., Ltd.                                                       90            115,086
Lotte Shopping Co., Ltd.                                                         1,200            421,499
Macquarie Korea Infrastructure Fund                                             13,900            104,137
NHN Corp.(a)                                                                     3,700            540,791
ORION Corp.                                                                        600            148,300
Poongsan Corp.                                                                   5,600            124,635
POSCO                                                                           12,490          5,207,990
S-Oil Corp.                                                                      7,700            529,831
Samsung Corp.                                                                   25,930            934,334
Samsung Electro-Mechanics Co., Ltd.                                              4,200            143,988
Samsung Electronics Co., Ltd.                                                   10,318          6,153,142
Samsung Electronics Co., Ltd. (PFD Shares)                                       1,950            914,718
Samsung Engineering Co., Ltd.                                                    2,300            142,786
Samsung Fine Chemicals Co., Ltd.                                                 4,300            124,329
Samsung Fire & Marine Insurance Co., Ltd.                                        7,734          1,292,111
Samsung Heavy Industries Co., Ltd.                                              16,400            435,646
Samsung SDI Co., Ltd.                                                            2,800            178,448
Samsung Securities Co., Ltd.                                                     3,870            209,699
Samsung Techwin Co., Ltd.                                                        4,000            151,926
Shinhan Financial Group Co., Ltd.                                               37,530          2,145,410
Shinsegae Co., Ltd.                                                              1,300            745,140
SK Chemicals Co., Ltd.                                                           3,200            151,686
SK Corp.                                                                        20,100          1,969,038
SK Networks Co., Ltd.(a)                                                         4,900            153,226
SK Securities Co., Ltd.                                                        470,000            617,272
SK Telecom Co., Ltd.                                                             4,780            973,186
SK Telecom Co., Ltd. (ADR)                                                      49,526          1,159,899
Ssangyong Cement Industrial Co., Ltd.(a)                                         8,600            114,387
Taekwang Industrial Co., Ltd.                                                      180            148,294
Trigem Computer, Inc.(a)(b)                                                      2,389                 --
Woongjin Coway Co., Ltd.                                                         3,900            109,231
Woori Finance Holdings Co., Ltd.(a)                                             17,200            416,078
Yuhan Corp.                                                                      1,000            156,650
---------------------------------------------------------------------------------------------------------
                                                                                           $   56,489,119
---------------------------------------------------------------------------------------------------------
Taiwan -- 6.1
---------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                     281,984     $      540,014
Advanced Semiconductor Engineering, Inc.(a)                                    161,000            191,366
Advanced Semiconductor Engineering, Inc. (ADR)(a)                               27,495            163,870
Advantech Co., Ltd.                                                             45,000            143,551
Altek Corp.                                                                    106,000            194,092
ASE Test Ltd.(a)                                                               860,000            134,586
Asia Cement Corp.                                                              449,810            434,253
Asia Optical Co., Inc.                                                          68,000            300,765
Asustek Computer, Inc.                                                         321,456            754,783
AU Optronics Corp.                                                             366,458            521,809
AU Optronics Corp. (ADR)                                                        30,602            437,609
BenQ Corp.(a)                                                                  194,000             77,374
Catcher Technology Co., Ltd.                                                    49,337            385,983
Cathay Financial Holding Co., Ltd.                                             769,058          1,593,451
Cathay Real Estate Development Co., Ltd.(a)                                    165,000             96,556
Chang Hwa Commercial Bank(a)                                                   395,000            237,741
Cheng Uei Precision Industry Co., Ltd.                                          24,125             83,570
Chi Mei Optoelectronics Corp.                                                  360,828            374,897
China Airlines                                                                 490,000            218,028
China Development Financial Holding Corp.                                    1,353,930            602,836
China Motor Corp.                                                              148,190            130,024
China Steel Corp.                                                            1,464,375          1,648,648
Chinatrust Financial Holding Co., Ltd.                                         869,358            678,423
Chunghwa Picture Tubes Ltd.(a)                                                 660,000            125,945
Chunghwa Telecom Co., Ltd.                                                   1,677,100          3,241,157
Chunghwa Telecom Co., Ltd. (ADR)                                                49,164            979,347
CMC Magnetics Corp.(a)                                                         370,000            112,193
Compal Communications, Inc.                                                     25,300             82,873
Compal Electronics, Inc.                                                       335,723            283,599
Coretronic Corp.                                                                82,000            112,658
Cosmos Bank Taiwan(a)                                                          238,000             91,296
D-Link Corp.                                                                   115,500            202,389
Delta Electronics, Inc.                                                        202,600            654,109
E.Sun Financial Holding Co., Ltd.                                              260,023            155,783
Epistar Corp.                                                                   49,000            178,626
EVA Airways Corp.                                                              736,032            297,578
Evergreen Marine Corp.                                                         754,292            480,185
Everlight Electronics Co., Ltd.                                                 43,860            170,413
Far Eastern International Bank                                                 212,338            113,298
Far Eastern Textile Ltd.                                                       349,168            299,649
Far EasTone Telecommunications Co., Ltd.                                       828,000            940,795
First Financial Holding Co., Ltd.                                              539,345            377,709
Formosa Chemicals & Fibre Corp.                                                460,160            880,871
Formosa Petrochemical Corp.                                                    956,460          2,092,880
Formosa Plastics Corp.                                                         899,941          1,704,718
Formosa Taffeta Co., Ltd.                                                      350,000            301,720
Foxconn Technology Co., Ltd.                                                    66,150            747,838
Fu Sheng Industrial Co., Ltd.                                                  146,640            142,555
Fubon Financial Holding Co., Ltd.                                              650,000            585,006
Fuhwa Financial Holdings Co., Ltd.(a)                                          783,030            378,108
HannStar Display Corp.(a)                                                      678,000            105,698
High Tech Computer Corp.                                                        44,496            683,364
Hon Hai Precision Industry Co., Ltd.                                           481,932          3,220,243
Hotai Motor Co., Ltd.                                                           98,000            241,424
Hua Nan Financial Holdings Co., Ltd.                                           510,000            381,446
Inventec Co., Ltd.                                                             228,800            182,202
KGI Securities Co., Ltd.(a)                                                    283,000             93,485
King Yuan Electronics Co., Ltd.                                                126,354            105,414
Largan Precision Co., Ltd.                                                      42,700            618,652
Lite-On Technology Corp.                                                       273,337            351,892
Macronix International Co., Ltd.(a)                                            448,000            185,273
MediaTek, Inc.                                                                 115,360          1,320,179
Mega Financial Holding Co., Ltd.                                               982,000            640,063
Mitac International Corp.                                                      115,000            127,256
Mosel Vitelic, Inc.                                                            160,000            195,694
Motech Industries, Inc.                                                         10,088            139,666
Nan Ya Plastics Corp.                                                          913,610          1,708,407
Nan Ya Printed Circuit Board Corp.                                              22,000            145,014
Nanya Technology Corp.                                                         168,279            140,286
Novatek Microelectronics Corp. Ltd.                                             49,747            214,370
Phoenix Precision Technology Corp.                                              78,270             90,244
Pixart Imaging, Inc.                                                            10,000            125,078
Polaris Securities Co., Ltd.                                                   303,000            133,792
Pou Chen Corp.                                                                 725,532            774,362
Powerchip Semiconductor Corp.                                                  571,977            341,821
Powertech Technology, Inc.                                                      43,000            165,754
President Chain Store Corp.                                                    545,000          1,332,082
ProMOS Technologies, Inc.(a)                                                   840,000            325,468
Quanta Computer, Inc.                                                          350,904            534,089
Realtek Semiconductor Corp.                                                    101,850            223,337
Shin Kong Financial Holding Co., Ltd.                                          448,633            397,136
Siliconware Precision                                                           72,440            710,636
Industries Co. (ADR) Sincere Navigation                                        160,000            227,044
SinoPac Financial Holdings Co., Ltd.                                         1,044,523            479,088
Sunplus Technology Co., Ltd. (GDR)(144A)                                        65,096            149,698
Synnex Technology International Corp.                                          466,829            577,729
Taishin Financial Holdings Co., Ltd.(a)                                        896,888            459,815
Taiwan Business Bank(a)                                                        345,539            101,208
Taiwan Cement Corp.                                                            345,971            290,905
Taiwan Cooperative Bank                                                        460,350            320,360
Taiwan Mobile Co., Ltd.                                                      1,345,000          1,440,808
Taiwan Semiconductor Manufacturing Co., Ltd.                                 2,399,857          4,883,782
Tatung Co., Ltd.(a)                                                            358,000            150,990
Teco Electric & Machinery Co., Ltd.                                            389,000            196,939
Teco Electric & Machinery Co., Ltd. (GDR)                                           42                213
Tripod Technology Corp.                                                         40,000            163,927
U-Ming Marine Transport Corp.                                                  202,000            334,837
Uni-President Enterprises Corp.                                              2,276,000          2,174,808
Unimicron Technology Corp.                                                     105,000            135,591
United Microelectronics Corp.                                                  727,326            414,805
United Microelectronics Corp. (ADR)                                            228,488            726,592
Via Technologies, Inc.(a)                                                      142,000            150,457
Walsin Lihwa Corp.(a)                                                        1,085,980            555,089
Wan Hai Lines Ltd.                                                             308,000            205,453
Waterland Financial Holdings                                                   337,000            103,340
Winbond Electronics Corp.(a)                                                   338,000            119,725
Wintek Corp.                                                                   241,812            205,257
Wistron Corp.                                                                  120,000            181,523
Yageo Corp.(a)                                                                 303,000            123,300
Yang Ming Marine Transport                                                     292,870            201,053
Yuen Foong Yu Paper
Manufacturing Co., Ltd.                                                        312,438            125,276
Yulon Motor Co., Ltd.                                                          316,000            354,810
---------------------------------------------------------------------------------------------------------
                                                                                           $   57,185,776
---------------------------------------------------------------------------------------------------------
Thailand -- 3.1
---------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(d)                                                   619,200     $    1,185,431
Airports of Thailand Pcl                                                       152,000            251,814
Airports of Thailand Pcl(d)                                                    158,400            262,416
Amata Corp. Pcl(d)                                                             225,600             70,883
Aromatics (Thailand) Pcl(d)                                                    145,000            178,092
Asia Plus Securities Pcl(d)                                                  1,005,000             74,062
Asian Property Development Pcl(d)                                            1,841,000            232,426
Bangkok Bank Pcl                                                               485,400          1,497,008
Bangkok Bank Pcl(d)                                                            144,900            468,072
Bangkok Dusit Medical Services Pcl(d)                                          558,400            562,228
Bangkok Expressway Pcl(d)                                                      194,700            128,465
Bangkok Land Pcl(a)(d)                                                       4,038,900             83,639
Bank of Ayudhya Pcl(d)                                                         703,900            433,797
Bank of Ayudhya Pcl                                                            375,000            229,096
BankThai Pcl(a)(d)                                                             643,800             73,556
Banpu Pcl(d)                                                                    82,900            474,130
BEC World Pcl(d)                                                               975,300            607,299
Big C Supercenter Pcl (NVDR)                                                   113,000            166,410
Cal-Comp Electronics (Thailand) Pcl(d)                                       1,500,000            197,087
Central Pattana Pcl(d)                                                         540,700            366,027
Ch. Karnchang Pcl(d)                                                           476,500             97,314
Charoen Pokphand Foods Pcl(d)                                                3,314,800            441,216
CP Seven Eleven Pcl(d)                                                       1,500,000            256,641
Delta Electronics (Thailand) Pcl(d)                                            934,670            408,468
Electricity Generating Pcl                                                      75,000            209,940
Electricity Generating Pcl(d)                                                  114,500            320,383
G Steel Pcl(d)                                                               3,786,500             93,013
Glow Energy Pcl(d)                                                             220,000            201,085
Hana Microelectronics Pcl(d)                                                 1,084,100            812,843
IRPC Pcl(a)(d)                                                               2,824,000            483,976
Italian-Thai Development Pcl(d)                                              3,506,000            490,700
Kasikornbank Pcl(d)                                                            784,600          1,502,159
Kiatnakin Bank Pcl(d)                                                          125,000            103,349
Krung Thai Bank Pcl(d)                                                       1,417,100            485,657
Land & Houses Pcl                                                            1,989,000            377,426
Land & Houses Pcl(d)                                                         1,130,000            238,458
Loxley Pcl(a)(d)                                                             2,001,400             90,895
Major Cineplex Group Pcl(d)                                                    754,100            336,017
MBK Pcl(d)                                                                      64,500            100,407
Minor International Pcl(d)                                                   2,042,940            641,883
Phatra Securities Pcl(d)                                                       108,600             88,406
Precious Shipping Pcl(d)                                                       193,000            246,969
PTT Chemical Pcl(d)                                                            127,289            283,592
PTT Exploration & Production
Pcl(d)                                                                         330,900            850,643
PTT Pcl                                                                         40,000            237,646
PTT Pcl(d)                                                                     410,100          2,448,183
Quality House Pcl(d)                                                         4,710,000            166,821
Ratchaburi Electricity Generating Holding Pcl(d)                               436,300            567,028
Rayong Refinery Pcl(d)                                                         427,700            216,232
Saha-Union Pcl(a)(d)                                                            98,700             68,788
Sahaviriya Steel Industries Pcl(d)                                           3,429,300            106,768
Samart Corp. Pcl(d)                                                            794,600            192,919
Shin Corp. Pcl (NVDR)                                                          426,000            304,199
Siam Cement Pcl                                                                 31,000            208,530
Siam Cement Pcl(d)                                                             211,200          1,420,692
Siam Cement Pcl(144A)(d)                                                        43,400            297,062
Siam City Bank Pcl(d)                                                          267,000            134,813
Siam City Cement Pcl(d)                                                         42,900            328,398
Siam Commercial Bank Pcl(d)                                                    567,700          1,094,537
Siam Makro Pcl(d)                                                              157,600            398,389
Sino Thai Engineering & Construction Pcl(d)                                  1,553,400            190,792
Thai Airways International Pcl(d)                                              433,300            541,470
Thai Beverage Pcl                                                            2,500,000            401,806
Thai Oil Pcl(d)                                                                307,300            513,483
Thai Plastic & Chemicals Pcl(d)                                                215,100            107,519
Thai Stanley Electric Pcl(d)                                                    26,000            107,684
Thai Union Frozen Products Pcl                                                 120,000             76,699
Thai Union Frozen Products Pcl(d)                                              463,000            296,861
Thanachart Capital Pcl(d)                                                      523,300            210,755
Thoresen Thai Agencies Pcl(d)                                                  359,900            282,698
Ticon Industrial Connection Pcl(d)                                             191,400             97,313
TISCO Bank Pcl(d)                                                              150,000             93,830
TMB Bank Pcl(a)(d)                                                           2,189,842            108,835
Total Access Communication Pcl(a)                                               95,000            428,512
TPI Polene Pcl(d)                                                              305,500            106,458
True Corp. Pcl(a)(d)                                                         1,482,068            239,180
TT&T Pcl(a)(d)                                                               3,676,000            107,099
---------------------------------------------------------------------------------------------------------
                                                                                           $   28,805,377
---------------------------------------------------------------------------------------------------------
Turkey -- 3.3
---------------------------------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                                        14,000     $      157,110
Adana Cimento Sanayii TAS                                                       22,000            136,450
Ak Enerji Elektrik Uretim Otoprodukor Grubu AS(a)                               33,055            111,877
Akbank TAS                                                                     359,689          2,398,718
Akcansa Cimento AS                                                              38,000            234,207
Aksigorta AS                                                                    52,000            254,705
Alarko Holding AS                                                               83,000            202,017
Anadolu Anonim Turk Sigorta Sirketi                                             43,900             91,128
Anadolu Cam Sanayii AS                                                          26,600            112,992
Anadolu Efes Biracilik ve Malt Sanayii AS                                       41,576          1,363,950
Arcelik AS                                                                      61,583            415,902
Aselsan Elektronik Sanayi ve Ticaret AS                                          7,600            144,449
Aygaz AS(a)                                                                    141,350            389,613
BIM Birlesik Magazalar AS(a)                                                     7,000            413,694
Bursa Cimento Fabrikasi AS                                                      27,188            213,992
Cimsa Cimento Sanayi ve Ticaret AS                                              64,400            458,376
Dogan Sirketler Grubu Holding AS                                               325,623            536,578
Dogan Yayin Holding AS(a)                                                       88,698            322,865
Dogus Otomotiv Servis ve Ticaret AS                                             31,400            142,027
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                                         40,500            185,584
Enka Insaat ve Sanayi AS                                                       125,899          1,705,374
Eregli Demir ve Celik Fabrikalari TAS                                          203,593          2,028,058
Ford Otomotiv Sanayi AS                                                         42,700            373,457
Haci Omer Sabanci Holding AS                                                   315,237          1,278,639
Hurriyet Gazetecilik ve Matbaacilik AS                                          82,000            242,466
Ihlas Holding AS(a)                                                            231,300            103,016
Is Gayrimenkul Yatirim Ortakligi AS                                             97,000            219,075
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class 'D' Shares)(a)                                                          373,700            223,435
KOC Holding AS(a)                                                              353,538          1,584,713
Migros Turk TAS(a)                                                              48,833            623,755
Nortel Networks Netas Telekomunikasyon AS                                        1,764             39,155
Petkim Petrokimya Holding AS(a)                                                 89,300            452,878
Sekerbank TAS(a)                                                                29,400            129,836
Tofas Turk Otomobil Fabrikasi AS                                                43,900            166,632
Trakya CAM Sanayii AS                                                          132,697            401,160
Tupras-Turkiye Petrol Rafinerileri AS                                           94,741          2,107,352
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                 133,348            671,188
Turk Sise ve Cam Fabrikalari AS(a)                                              81,900            309,330
Turk Traktor ve Ziraat Makineleri AS                                            17,700            199,314
Turkcell Iletisim Hizmet AS (ADR)                                               38,494            510,046
Turkcell Iletisim Hizmetleri AS                                                547,494          2,791,998
Turkiye Garanti Bankasi AS                                                     497,087          2,210,669
Turkiye Is Bankasi                                                             392,879          1,880,346
Turkiye Sinai Kalkinma Bankasi AS(a)                                            60,000            122,143
Turkiye Vakiflar Bankasi T.A.O.(a)                                             155,321            349,262
Ulker Gida Sanayi ve Ticaret AS                                                 80,000            284,413
Vestel Elektronik Sanayi va Ticaret AS(a)                                       15,295             38,681
Yapi ve Kredi Bankasi AS(a)                                                    357,539            754,746
Yazicilar Holding AS(a)                                                         39,000            248,757
Yazicilar Holding AS                                                            13,000             92,977
Zorlu Enerji Elektrik Uretim AS(a)                                              64,600            163,842
---------------------------------------------------------------------------------------------------------
                                                                                           $   30,592,947
---------------------------------------------------------------------------------------------------------
United Arab Emirates -- 1.0
---------------------------------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                                        264,200     $      225,926
Arabtec Holding Co.(a)                                                         588,000            824,684
Aramex (PJSC)(a)                                                             2,844,000          1,487,079
Dubai Investments (PJSC)(a)                                                    620,000            715,914
Dubai Islamic Bank                                                             650,239          1,154,580
Emaar Properties (PJSC)                                                      1,374,700          4,136,885
National Central Cooling Co. (Tabreed)(a)                                    1,211,000            633,211
Union Properties(a)                                                            324,000            276,180
---------------------------------------------------------------------------------------------------------
                                                                                           $    9,454,459
---------------------------------------------------------------------------------------------------------
United States -- 0.3
---------------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                           44,338     $    3,177,261
---------------------------------------------------------------------------------------------------------
                                                                                           $    3,177,261
---------------------------------------------------------------------------------------------------------
Zimbabwe -- 0.1
---------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                       597,393     $       13,488
Barclays Bank Zimbabwe                                                         754,686             18,127
Dawn Properties(a)                                                             369,831              4,975
Delta Corp. Ltd.                                                               807,488            229,765
Econet Wireless Holdings Ltd.(a)                                                96,681            139,332
Hwange Colliery Co., Ltd.(a)                                                   693,000             43,278
Meikles Africa Ltd.                                                             60,013             63,424
NMBZ Holdings Ltd.(a)                                                          994,355              2,006
OK Zimbabwe                                                                  1,059,353              5,089
Old Mutual PLC                                                                  80,448            258,928
Pelhams Ltd.(a)                                                                 86,835                 46
Zimbabwe Sun Ltd.                                                              123,277              1,184
---------------------------------------------------------------------------------------------------------
                                                                                           $      779,642
---------------------------------------------------------------------------------------------------------
Total Common Stocks (cost $527,233,678)                                                    $  914,851,767
---------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.9%

ApexHi Properties Ltd. (Class 'B' Shares)                                       42,300     $      106,927
Framlington Bulgaria Fund Ltd.(e)                                               78,180             11,727
Genesis Chile Fund Ltd.                                                          3,400             13,974
India Fund, Inc.                                                                58,200          2,219,748
Saudi Arabia Investment Fund Ltd.(a)                                           142,647          7,274,997
Societe Generale Baltic Republic Fund(e)                                        12,723              9,542
Societe Generale Romania Fund(a)(e)                                              6,450              7,740
Vietnam Enterprise Investments Ltd.(a)                                       1,466,733          7,553,675
Vietnam Growth Fund Ltd.(a)                                                     17,646            520,557
---------------------------------------------------------------------------------------------------------
Total Investment Funds (cost $8,975,427)                                                   $   17,718,887
---------------------------------------------------------------------------------------------------------
RIGHTS(A) -- 0.0%
Banque Marocaine pour le Commerce et L'Industrie Expiring 1/1/15                 2,200     $       67,945
Nationale Societe Generale Bank Expiring 4/16/07                                 4,742             26,331
United Bank for Africa Plc Expiring 4/7/07                                      72,000     $        2,245
---------------------------------------------------------------------------------------------------------
Total Rights (cost $25,781)                                                                $       96,521
---------------------------------------------------------------------------------------------------------
WARRANTS(A)-- 0.2%
CalComp Electronics Pcl Call Warrant (Thailand), expiring
4/19/09, strike THB5.000                                                       300,000     $        6,255
China Overseas Land & Investment Ltd. (China),
expiring 7/18/07, strike HKD4.500                                               88,500             58,213
J.P. Morgan International Derivatives Ltd. Call Warrant
(Bharti Televentures (India)),
(144A) expiring 10/28/08, strike INR.0001                                       81,000          1,406,934
---------------------------------------------------------------------------------------------------------
Total Warrants (cost $655,582)                                                             $    1,471,402
---------------------------------------------------------------------------------------------------------
Total Long-Term Investments - 99.5%
(cost $536,890,468)                                                                        $  934,138,577
---------------------------------------------------------------------------------------------------------

SECURITY                                                                   PRINCIPAL            VALUE
                                                                          AMOUNT (000)
---------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.8%

Repurchase Agreements
---------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp.
Repurchase Agreement, dated 3/30/07, 4.90%, due 4/2/07
(cost $7,905,000)(f)                                                     $       7,905     $    7,905,000
---------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $7,905,000)                                                                          $    7,905,000
---------------------------------------------------------------------------------------------------------
Total Investments - 100.3%                                                                 $  942,043,577
  (cost $544,795,468)
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.3)%                                                    $   (3,021,358)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $  939,022,219
---------------------------------------------------------------------------------------------------------
(144A)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $6,803,801 or
         0.7% of the Portfolio's net assets.
(ADR)    - American Depositary Receipt
(GDR)    - Global Depository Receipt
(NVDR)   - Non-Voting Depository Receipt
(PFD Shares) - Preferred Shares
(a)      Non-income producing security.
(b)      Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)      Represents financial contract with an off-shore broker whereby one contract is equal to one share of the indicated security.
(d)      Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e)      Investment fund is in the process of being liquidated.
(f)      Repurchase price of $7,908,228. Collateralized by $8,005,000 Federal National Mortgage
         Association 4.625% due 12/19/2008. The aggregate market value, including accrued interest, of the collateral was $8,065,038.

Currency Concentration of Portfolio as of March 31, 2007

                       PERCENTAGE OF
                           TOTAL
CURRENCY                INVESTMENTS        VALUE

United States Dollar       16.8%     $158,570,031
Mexican Peso               6.4%        60,551,007
South African Rand         6.3%        59,024,388
New Taiwan Dollar          5.8%        54,167,509
Hong Kong Dollar           5.7%        54,112,321
Brazilian Real             5.7%        54,006,510
South Korean Won           5.7%        53,466,376
Indian Rupee               4.6%        43,382,056
Malaysian Ringgit          3.2%        30,262,306
New Turkish Lira           3.2%        30,082,901
Indonesian Rupiah          3.1%        29,057,511
Thailand Baht              3.0%        27,981,314
Hungarian Forint           3.0%        27,785,949
Polish Zloty               2.9%        27,374,292
Philippine Peso            2.8%        26,759,728
Czech Koruna               2.8%        26,677,940
Israeli Shekel             2.2%        21,071,488
Other                      16.8%      157,709,950

                                    See notes to financial statements

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II
---------------------------

By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President and Principal Executive Officer

Date: May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President and Principal Executive Officer

Date: May 18, 2007


By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer and Principal Financial Officer

Date: May 18, 2007